Transactions With Related Parties	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties

4         Transactions with Related Parties

Details of the Company’s transactions with related parties did not change in the six-month period ended June 30, 2020 and are discussed in Note 4 of the Company’s consolidated financial statements for the year ended December 31, 2019, included in the 2019 Annual Report except for the transactions described below.

As of June 30, 2020, there were 5,000 Class B preferred shares issued and outstanding (see also Note 13 for subsequent event).

On June 12, 2020, the Company entered into a stock purchase agreement and issued 5,000 of newly-designated Series B Preferred Shares, par value $0.001 per share, to Goldenmare Limited, a company controlled by the Company’s Chief Executive Officer, Athanasios Feidakis, in return for $150,000, which amount was settled by reducing, on a dollar for dollar basis, the amount payable as executive compensation by the Company to Goldenmare Limited pursuant to a consultancy agreement.

As of June 30, 2020, Goldenmare Limited owns 5,000 of the Company’s Series B preferred shares.  Each Series B preferred share has 25,000 votes, provided that no holder of Series B preferred shares may exercise voting rights pursuant to Series B preferred shares that would result in the aggregate voting power of the beneficial owner of any such holder of Series B preferred shares, together with its affiliates, exceeding 49.0% of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders. Except as otherwise provided by applicable law, holders of the Company’s Series B preferred shares and the Company’s common shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors.  Athanasios Feidakis has substantial control and influence over the Company’s management and affairs and over matters requiring shareholder approval, including the election of directors and significant corporate transactions, through his ability to direct the vote of such Series B preferred shares.